Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 2, 2013
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Central Index Key	dei_EntityCentralIndexKey	0001420040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 2, 2013
Prospectus Date	rr_ProspectusDate	Feb 22, 2013

Dunham Monthly Distribution Fund
497 1 f497sticker.htm 497

DUNHAM FUNDS

Dunham Monthly Distribution Fund

Class A (DAMDX)

Class C (DCMDX)

Class N (DNMDX)

Supplement dated April 2, 2013 to the Prospectus and Summary Prospectus dated February 22, 2013 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective April 1, 2013, Westchester Capital Management, LLC, Sub-Adviser to the Dunham Monthly Distribution Fund (the "Fund") has contractually agreed to waive or limit its Sub-Advisory fees so that such fees, on an annual basis, do not exceed 1.05% of the Fund's aggregate average daily net assets. This Agreement is effective as of April 1, 2013 and shall remain in effect until December 31, 2014.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 1 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the expenses of the Dunham Monthly Distribution Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.85%	1.85%	1.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.90%	0.90%	0.90%
Dividend Expense on securities sold short	0.24%	0.24%	0.24%
Remaining Other Expenses	0.66%	0.66%	0.66%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.01%	3.76%	2.76%
Fee Waiver (2)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement	2.83%	3.58%	2.58%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

(2) The Fund's Sub-Adviser has contractually agreed to waive or limit its Sub-Advisory fees so that such fees, on an annual basis, do not exceed 1.05% of the Fund's aggregate average daily net assets. This Agreement is effective as of April 1, 2013 and shall remain in effect until December 31, 2014.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Monthly Distribution Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$845	$1,436	$2,051	$3,699
Class C	$361	$1,133	$1,924	$3,990
Class N	$261	$ 839	$1,443	$3,077

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Monthly Distribution Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated April 2, 2013

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Monthly Distribution Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Monthly Distribution Fund		Class A	Class C	Class N
Management Fees		1.85%	1.85%	1.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Dividend Expense on securities sold short		0.24%	0.24%	0.24%
Remaining Other Expenses		0.66%	0.66%	0.66%
Other Expenses		0.90%	0.90%	0.90%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		3.01%	3.76%	2.76%
Fee Waiver	[2]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement		2.83%	3.58%	2.58%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
[2]	The Fund's Sub-Adviser has contractually agreed to waive or limit its Sub-Advisory fees so that such fees, on an annual basis, do not exceed 1.05% of the Fund's aggregate average daily net assets. This Agreement is effective as of April 1, 2013 and shall remain in effect until December 31, 2014.

Expense Example - Dunham Monthly Distribution Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	845	1,436	2,051	3,699
Class C	361	1,133	1,924	3,990
Class N	261	839	1,443	3,077

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb 22, 2013
Dunham Monthly Distribution Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.24%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.83%
1 Year	rr_ExpenseExampleYear01	845
3 Years	rr_ExpenseExampleYear03	1,436
5 Years	rr_ExpenseExampleYear05	2,051
10 Years	rr_ExpenseExampleYear10	3,699
Dunham Monthly Distribution Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.24%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.58%
1 Year	rr_ExpenseExampleYear01	361
3 Years	rr_ExpenseExampleYear03	1,133
5 Years	rr_ExpenseExampleYear05	1,924
10 Years	rr_ExpenseExampleYear10	3,990
Dunham Monthly Distribution Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on securities sold short	rr_Component1OtherExpensesOverAssets	0.24%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.58%
1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	839
5 Years	rr_ExpenseExampleYear05	1,443
10 Years	rr_ExpenseExampleYear10	3,077
Dunham Monthly Distribution Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement for Fees and Expenses [Text Block]	cik0001420040_SupplementForFeesAndExpensesTextBlock
497 1 f497sticker.htm 497

DUNHAM FUNDS

Dunham Monthly Distribution Fund

Class A (DAMDX)

Class C (DCMDX)

Class N (DNMDX)

Supplement dated April 2, 2013 to the Prospectus and Summary Prospectus dated February 22, 2013 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective April 1, 2013, Westchester Capital Management, LLC, Sub-Adviser to the Dunham Monthly Distribution Fund (the "Fund") has contractually agreed to waive or limit its Sub-Advisory fees so that such fees, on an annual basis, do not exceed 1.05% of the Fund's aggregate average daily net assets. This Agreement is effective as of April 1, 2013 and shall remain in effect until December 31, 2014.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 1 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the expenses of the Dunham Monthly Distribution Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.85%	1.85%	1.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.90%	0.90%	0.90%
Dividend Expense on securities sold short	0.24%	0.24%	0.24%
Remaining Other Expenses	0.66%	0.66%	0.66%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.01%	3.76%	2.76%
Fee Waiver (2)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operation Expenses After Fee Waiver and/or Reimbursement	2.83%	3.58%	2.58%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

(2) The Fund's Sub-Adviser has contractually agreed to waive or limit its Sub-Advisory fees so that such fees, on an annual basis, do not exceed 1.05% of the Fund's aggregate average daily net assets. This Agreement is effective as of April 1, 2013 and shall remain in effect until December 31, 2014.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Monthly Distribution Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$845	$1,436	$2,051	$3,699
Class C	$361	$1,133	$1,924	$3,990
Class N	$261	$ 839	$1,443	$3,077

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 22, 2013, or as subsequently amended, which provide information that you should know about the Dunham Monthly Distribution Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated April 2, 2013

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
[2]	The Fund's Sub-Adviser has contractually agreed to waive or limit its Sub-Advisory fees so that such fees, on an annual basis, do not exceed 1.05% of the Fund's aggregate average daily net assets. This Agreement is effective as of April 1, 2013 and shall remain in effect until December 31, 2014.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 22, 2013